Annual Total Returns- Vanguard LifeStrategy Conservative Growth Fund (Annuity) [BarChart] - Annuity - Vanguard LifeStrategy Conservative Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.76%	9.19%	9.08%	6.95%	(0.17%)	5.96%	10.92%	(2.95%)	15.68%	11.51%